SCHEDULE OF DISAGGREGATION REVENUE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenues accounted for under ASC Topic 606	$ 15,474,918	$ 18,298,565	$ 14,128,459
Electric Vehicle [Member]
Disaggregation of Revenue [Line Items]
Total revenues accounted for under ASC Topic 606	14,298,967	16,930,201	12,401,756
Software Royalty [Member]
Disaggregation of Revenue [Line Items]
Total revenues accounted for under ASC Topic 606	236,005	376,868	1,362,553
Software Development And Design Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues accounted for under ASC Topic 606	939,946	991,496	364,150
Software Royalty And Development [Member]
Disaggregation of Revenue [Line Items]
Total revenues accounted for under ASC Topic 606	$ 1,175,951	$ 1,368,364	$ 1,726,703